Financial expense, net (Tables)	12 Months Ended
Dec. 31, 2023
Financial expense, net [Abstract]
Financial income
The following table sets forth financial income and expense for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
Financial income	2023	2022	2021
Interest income on deposits and current accounts	21,715	7,740	3,580
Interest income from loans and credits	2,942	1,299	2,066
Interest rates gains on derivatives: cash flow hedges	350	1,110	316
Total	25,007	10,149	5,962

Financial expense
	For the year ended December 31,
Financial expense	2023	2022	2021
Interest on loans and notes	(350,347)	(292,043)	(302,558)
Interest rates gains/(losses) on derivatives: cash flow hedges	26,598	(38,402)	(58,340)
Total	(323,749)	(330,445)	(360,898)

Other financial income/(expense), net
The following table sets out Other financial income/(expense), net for the years 2023, 2022 and 2021:

	For the year ended December 31,
Other financial income/(expense), net	2023	2022	2021
Other financial income	8,863	20,539	28,742
Other financial losses	(25,546)	(21,434)	(16,571)
Total	(16,683)	(895)	12,171